Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses

12.         Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses in the consolidated statements of comprehensive income consisted of the following:

Voyage expenses consisted of:

	For the year ended December 31,
	2024	2023	2022
Commissions	446	397	924
Bunkers expenses	1,018	3,083	3,876
Other voyage expenses	341	456	573
Total	1,805	3,936	5,373

Vessel operating expenses consisted of:

	For the year ended December 31,
	2024	2023	2022
Crew wages and related costs	8,090	8,259	8,952
Insurance	1,014	1,176	1,349
Spares, repairs and maintenance	1,877	2,981	3,935
Lubricants	925	912	924
Stores	1,914	2,325	2,340
Other	522	437	512
Total	14,342	16,090	18,012